Intangible assets - Schedule of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	$ 6,451	$ 6,093
Exploration expenditure written off	385	167	$ 9,920
Intangible assets, end of period	10,200	6,451	6,093
Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	20,463	20,039
Exchange adjustments	(216)	(137)
Acquisitions	3,592	47
Additions	1,725	1,037
Decrease through classified as held for sale, intangible assets other than goodwill	(16)	0
Transfers to property, plant and equipment	(357)	(38)
Deletions and disposals	2,405	485
Intangible assets, end of period	22,786	20,463	20,039
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(14,012)	(13,946)
Exchange adjustments	128	86
Exploration expenditure written off	385	167
Charge for the year	491	427
Impairment losses	23	16
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	(3)	0
Decrease through classified as held for sale, intangible assets other than goodwill	16	0
Deletions and disposals	(2,178)	(458)
Intangible assets, end of period	(12,586)	(14,012)	(13,946)
Exploration and appraisal expenditure
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	4,289	4,113
Intangible assets, end of period	4,213	4,289	4,113
Exploration and appraisal expenditure | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	14,311	14,417
Exchange adjustments	0	0
Acquisitions	0	0
Additions	894	409
Decrease through classified as held for sale, intangible assets other than goodwill	(9)	0
Transfers to property, plant and equipment	(357)	(38)
Deletions and disposals	2,268	477
Intangible assets, end of period	12,571	14,311	14,417
Exploration and appraisal expenditure | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(10,022)	(10,304)
Exchange adjustments	0	0
Exploration expenditure written off	385	167
Charge for the year	0	0
Impairment losses	2	1
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	9	0
Deletions and disposals	(2,042)	(450)
Intangible assets, end of period	(8,358)	(10,022)	(10,304)
Biogas rights agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	0
Intangible assets, end of period	3,398	0
Biogas rights agreements | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	0
Exchange adjustments	0
Acquisitions	3,398
Additions	0
Decrease through classified as held for sale, intangible assets other than goodwill	0
Transfers to property, plant and equipment	0
Deletions and disposals	0
Intangible assets, end of period	3,398	0
Biogas rights agreements | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	0
Exchange adjustments	0
Exploration expenditure written off	0
Charge for the year	0
Impairment losses	0
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	0
Decrease through classified as held for sale, intangible assets other than goodwill	0
Deletions and disposals	0
Intangible assets, end of period	0	0
Other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	2,162	1,980
Intangible assets, end of period	2,589	2,162	1,980
Other intangibles | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	6,152	5,622
Exchange adjustments	(216)	(137)
Acquisitions	194	47
Additions	831	628
Decrease through classified as held for sale, intangible assets other than goodwill	(7)	0
Transfers to property, plant and equipment	0	0
Deletions and disposals	137	8
Intangible assets, end of period	6,817	6,152	5,622
Other intangibles | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(3,990)	(3,642)
Exchange adjustments	128	86
Exploration expenditure written off	0	0
Charge for the year	491	427
Impairment losses	21	15
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	(3)	0
Decrease through classified as held for sale, intangible assets other than goodwill	7	0
Deletions and disposals	(136)	(8)
Intangible assets, end of period	$ (4,228)	$ (3,990)	$ (3,642)